Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 9,787	$ 5,458
Exercisable	$ 153	$ 44